UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22498

New Frontiers Trust
(Exact name of registrant as specified in charter)

30195 Chagrin Blvd., Suite 118N
Pepper Pike, OH	44124
(Address of principal executive offices)	(Zip code)

Rakesh Mehra
30195 Chagrin Blvd., Suite 118N,
Pepper Pike, OH 44124
(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 831-8400

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NEW FRONTIERS KC INDIA FUND

SEMI-ANNUAL REPORT
July 31, 2013

NEW FRONTIERS KC INDIA FUND

                                       NEW FRONTIERS KC INDIA FUND
                                                      by Sectors (Unaudited)
                                               (as a percentage of Net Assets)

            * Net Cash represents cash equivalents and liabilities in excess of other assets.

PERFORMANCE INFORMATION (Unaudited)

7/31/13 NAV $7.85

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2013

		Since
	1 Year(A)	Inception(A)
New Frontiers KC India Fund	5.51%	-10.38%
Bombay Stock Exchange 100 Index(B)	1.43%	-9.93%

The Fund's Total Annual Operating Expense Ratio (from 5/31/13 Prospectus): Net 2.03%

The Fund’s expense ratio for the period ended July 31, 2013 can be found in the financial highlights included in this report.

(A)1 Year and Since Inceptionreturns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the New Frontiers KC India Fund was February 24, 2011. The performance numbers represent performance beginning on the first day of security trading (May 17, 2011).

(B)The Bombay Stock Exchange 100 Index (BSE-100) is a market capitalization weighted index of the 100 stocks listed on the Bombay Stock Exchange.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-839-6587.

2013 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 1% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2013
	February 1, 2013	July 31, 2013	to July 31, 2013

Actual	$1,000.00	$887.01	$9.36

Hypothetical	$1,000.00	$1,014.88	$9.99
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     New Frontiers Advisory Group, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.newfrontiersfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-839-6587). This information is also available on the SEC’s website at http://www.sec.gov.

2013 Semi-Annual Report 2

New Frontiers KC India Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS (INDIA)
Auto Components
20,900	Exide Industries, Ltd.	$42,614	2.06%
Automobiles
3,800	Mahindra & Mahindra, Ltd.	57,365
14,000	Tata Motors, Ltd.	67,364
		124,729	6.02%
Cement
800	UltraTech Cement, Ltd.	24,337	1.17%
Chemicals
17,000	Asian Paints, Ltd.	142,930	6.90%
Commercial Banks
15,000	Allahabad Bank	17,752
4,000	Axis Bank, Ltd.	68,543
5,900	HDFC Bank, Ltd.	59,587
5,000	ICICI Bank, Ltd.	75,286
		221,168	10.68%
Construction & Engineering
3,750	Larsen & Toubro, Ltd.	52,619	2.54%
Consumer Finance
1,000	Shriram Transport Finance Co.	10,475	0.51%
Electrical Equipment
10,000	Crompton Greaves, Ltd.	13,946
7,000	Havells India, Ltd.	70,547
		84,493	4.08%
Electrical Utilities
15,000	Tata Power Co.	21,876
2,100	Thermax, Ltd.	20,232
		42,108	2.03%
Food
1,700	GlaxoSmithKline Consumer Healthcare, Ltd.	131,552
350	Nestle India, Ltd.	30,688
		162,240	7.83%
Gas Utilities
5,000	Gail India, Ltd.	24,945	1.20%
Information Technology Services
1,600	eClerx Services Ltd.	19,267
4,800	HCL Technologies, Ltd.	74,540
4,000	Tata Consultancy Services, Ltd.	120,284
13,454	Wipro, Ltd.	97,606
		311,697	15.05%
Infrastructure
8,600	Adani Ports & Special Economic Zone, Ltd.	17,841
11,000	IRB Infrastructure Developers, Ltd.	13,246
		31,087	1.50%
Infrastructure Finance
10,500	IDFC, Ltd.	19,044	0.92%
Metals & Mining
10,000	NMDC, Ltd.	16,216
4,500	Sesa Goa, Ltd.	9,529
3,500	Tata Steel, Ltd	12,505
		38,250	1.85%
Mortgage Finance
5,400	Housing Development Financial Corp.	71,595	3.46%
Oil & Gas
3,500	Reliance Industries, Ltd.	50,555	2.44%

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 3

New Frontiers KC India Fund
		Schedule of Investments
		July 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS (INDIA)
Personal Care
1,900	Colgate-Palmolive India, Ltd.	$43,300
8,850	Emami Limited	68,617
		111,917	5.40%
Pharmaceuticals
7,000	Aurobindo Pharma, Ltd.	19,629
7,000	Cipla, Ltd.	46,412
19,000	Glenmark Pharmaceuticals, Ltd.	181,460
8,000	Sun Pharmaceuticals, Ltd.	74,907
		322,408	15.57%
Project Consultancy
6,500	Engineers India, Ltd.	14,761	0.71%
Road & Rail
1,000	Container Corp. of India, Ltd.	16,453	0.79%
Telecommunications
6,500	Tata Communications, Ltd.	15,886	0.77%
Tobacco
14,000	ITC, Ltd.	79,236	3.83%
Wireless Telecom
2,000	Bharti Airtel, Ltd.	11,412	0.55%
Total for Common Stocks (India) (Cost $2,332,171)		2,026,959	97.86%
MONEY MARKET FUNDS (United States)
42,940	Reich & Tang Daily Income Fund - US Treasury Portfolio -
	Fiduciary Shares 0.01%*	42,940	2.07%
	(Cost $42,940)
Total Investment Securities		2,069,899	99.93%
	(Cost $2,375,111)
Other Assets in Excess of Liabilities		1,463	0.07%
Net Assets		$2,071,362	100.00%

* Variable rate security; the yield rate shown represents the rate at July 31, 2013. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 4

New Frontiers KC India Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2013

Assets:
Investment Securities at Fair Value	$2,069,899
(Cost $2,375,111)
Foreign Currency at Fair Value
(Cost $1,932)	1,921
Cash	1,000
Dividends Receivable	3,666
Total Assets	2,076,486
Liabilities:
Payable to Advisor	3,679
Payable to Custodian	1,445
Total Liabilities	5,124
Net Assets	$2,071,362

Net Assets Consist of:
Capital Paid In	$2,580,952
Accumulated Net Investment Loss	(5,442)
Accumulated Realized Loss on Investments and Foreign Currency
Related Transactions - Net	(198,925)
Unrealized Depreciation in Value of Investments and Foreign
Related Transactions Based on Identified Cost - Net	(305,223)
Net Assets, for 263,872 Shares Outstanding	$2,071,362
(Without par value, unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($2,071,362/263,872 shares)	$7.85
Minimum Redemption Price Per Share ($7.85 * 0.99) (Note 2)	$7.77

Statement of Operations (Unaudited)
For the six month period ended July 31, 2013

Investment Income:
Dividends and Interest	$20,337
Total Investment Income	20,337
Expenses:
Management Fees	22,763
Total Expenses	22,763

Net Investment Loss	(2,426)

Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions:

Realized Loss on Investments and Foreign Currency Related Transactions	(1,068)
Net Change in Unrealized Depreciation on Investments and Foreign Currency
Related Transactions	(267,123)
Net Realized and Unrealized Loss on Investments and Foreign Currency
Related Transactions	(268,191)

Net Decrease in Net Assets from Operations	$(270,617)

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

New Frontiers KC India Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2013	2/1/2012
	to	to
	7/31/2013	1/31/2013
From Operations:
Net Investment Loss	$(2,426)	$(13,837)
Net Realized Loss on Investments and Foreign Currency	(1,068)	(111,172)
Related Transactions
Change in Net Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Related Transactions	(267,123)	314,826
Decrease in Net Assets from Operations	(270,617)	(451,771)
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	4,800	770,664
Proceeds From Redemption Fees (Note 2)	-	129
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(213,151)	(333,367)
Net Increase (Decrease) from Shareholder Activity	(208,351)	437,426

Net Increase (Decrease) in Net Assets	(478,968)	627,243

Net Assets at Beginning of Period	2,550,330	1,923,087
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($5,442) and $0, respectively)	$2,071,362	$2,550,330

Share Transactions:
Issued	543	93,320
Reinvested	-	-
Redeemed	(24,993)	(41,606)
Net Increase (Decrease) in Shares	(24,450)	51,714
Shares Outstanding Beginning of Period	288,322	236,608
Shares Outstanding End of Period	263,872	288,322

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

New Frontiers KC India Fund

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2013		2/1/2012		2/24/2011*
	to		to		to
	7/31/2013		1/31/2013		1/31/2012
Net Asset Value -
Beginning of Period	$8.85		$8.13		$10.00
Net Investment Loss (a)	(0.01)		(0.06)		(0.05)
Net Gain (Loss) on Investments and Foreign Currency Related
Transactions (Realized and Unrealized) (b)	(0.99)		0.78		(1.82)
Total from Investment Operations	(1.00)		0.72		(1.87)

Distributions (From Net Investment Income)	-		-		-
Distributions (From Realized Capital Gains)	-		-		-
Total Distributions	-		-		-
Proceeds from Redemption Fees (Note 2)	-		-	(c)	-	(c)

Net Asset Value -
End of Period	$7.85		$8.85		$8.13
Total Return (d)	(11.30)%	***	8.86%		(18.70)%	*** (e)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,071		$2,550		$1,923

Before Waiver
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%		2.09%	**
Ratio of Net Investment Loss to Average Net Assets	(0.21)%	**	(0.71)%		(0.74)%	**
After Waiver
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%		1.95%	**
Ratio of Net Investment Loss to Average Net Assets	(0.21)%	**	(0.71)%		(0.60)%	**
Portfolio Turnover Rate	0.00%	***	10.80%		3.92%	***

* The Fund commenced operations on February 24, 2011 and commencement of investment operations was May 17, 2011.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Amount calculated is less than $0.005.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(e) Represents performance beginning on the first day of security trading (May 17, 2011).

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
NEW FRONTIERS KC INDIA FUND
July 31, 2013
(Unaudited)

1.) ORGANIZATION:
New Frontiers KC India Fund (the "Fund") is a non-diversified series of the New Frontiers Trust (the "Trust"), an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on November 18, 2010 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is one series authorized by the Trust. The Fund commenced operations on February 24, 2011 and the Fund commenced investing in accordance with its objectives on May 17, 2011. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is New Frontiers Advisory Group, LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 and 2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2013, the Fund did not incur any interest or penalties.

FOREIGN TAXES:
The Fund is subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Fund records an estimated deferred tax liability for securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. In determining the estimated deferred tax liability, the Fund considers any available capital loss carryforwards. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains. As of July 31, 2013, the Fund estimated that there was $0 for such potential future India capital gains taxes.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2013, proceeds from redemption fees amounted to $0.

FOREIGN CURRENCY:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

2013 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is generally recognized on the ex-dividend date. Dividend income for certain issuers headquartered in India may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

CONCENTRATION OF RISK:
The Fund will invest primarily in the securities of Indian companies, and as a result, the value of its shares will be significantly affected by political, economic, regulatory and other developments in India, as well as changes in the status of India's relation with other countries. Investments in India generally are considered to be more speculative than investments in more developed markets of the world, and therefore may be subject to a greater risk of loss.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

2013 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks - India). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

The Fund may invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the Fund does not price its shares. As a result, the market value of these investments may change on days when the Fund does not calculate the value of such investments. In this regard, it should be noted that the National Stock Exchange of India is generally open Monday through Friday from 9:15 a.m. until 3:30 p.m., India time (10:45 p.m. until 5:00 a.m., Eastern time), except for certain holidays recognized by the exchange or the Indian government. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Fund calculates its NAV, which is normally the close of trading on the New York Stock Exchange (the “NYSE”). If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value as determined in conformity with guidelines adopted by and subject to review of the Trustees. The fair value of a security held by the Fund may be determined using the services of third-party pricing services or such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees and are typically categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

2013 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (India)	$2,026,959	$0	$0	$2,026,959
Money Market Funds	42,940	0	0	42,940
Total	$2,069,899	$0	$0	$2,069,899

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2013. There were no transfers into or out of the levels during the six month period ended July 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended July 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. Under the terms of the Fund's Management Agreement, the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, transaction charges of the Fund's custodian on Fund trades, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 fees and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: 2.00% on the first $500 million in assets, 1.75% for the assets over $500 million up to $1 billion, and 1.55% for assets in excess of $1 billion.

For the six month period ended July 31, 2013, the Advisor earned management fees totaling $22,763. The Fund owed the Advisor $3,679 as of July 31, 2013 for management fees earned for the six month period ended July 31, 2013.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Fund pays the Advisor for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan. Under the terms of the Plan, the amount payable annually by the Fund would be 0.25% of its average daily net assets. At present, the Plan is not implemented, although the Trustees may do so at any time upon notice to shareholders.

An officer and a shareholder of the Advisor is also an officer and a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $1,000 plus travel and related expenses for the six month period ended July 31, 2013. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at July 31, 2013 was $2,580,952 representing 263,872 shares outstanding.

2013 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

6.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $195,777 and $0, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2013 was $2,375,111. At July 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$248,623	($553,835)	($305,212)

8.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2013, National Financial Services, LLC, located at 200 Liberty Street, New York, New York for the benefit of their clients, beneficially held, in aggregate 63.22% of the shares of the Fund, and therefore may be deemed to control the Fund. Also, as of July 31, 2013, Band & Co., located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin for the benefit of their clients, beneficially held, in aggregate 30.15% of the shares of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2013 and the fiscal year ended January 31, 2013.

10.) SUBSEQUENT EVENTS
On August 26, 2013, the Board of Trustees of the New Frontiers KC India Fund has concluded, based on the recommendation of the Fund’s adviser in light of difficult market conditions in India and due to the relatively small size of the Fund, it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all remaining outstanding shares on September 26, 2013.

Effective August 26, 2013, the Fund will no longer pursue its stated investment objective and will enter the liquidation basis of accounting. The Fund will begin liquidating its portfolio and will invest in cash equivalents such as money market funds until all shares have been redeemed. Any required distributions of income and capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have previously requested payment in cash. Shares of the Fund are otherwise not available for purchase. The Fund’s adviser, New Frontiers Advisory Group, LLC has agreed to pay closing-related expenses.

2013 Semi-Annual Report 12

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2013 Semi-Annual Report 13

Board of Trustees
Gerald A. Fallon
Rakesh Mehra
Richard C. Ruhland
Robert Warren, Jr.

Investment Advisor
New Frontiers Advisory Group, LLC

Legal Counsel
Thompson Hine LLP

Custodian
Union Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the New
Frontiers KC India Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NEW FRONTIERS KC INDIA FUND
30195 Chagrin Blvd., Suite 118N
Pepper Pike, OH 44124

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW FRONTIERS TRUST

By: /s/Rakesh Mehra Rakesh Mehra President

Date: 9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Rakesh Mehra Rakesh Mehra President

Date: 9/30/13

By: /s/Rakesh Mehra Rakesh Mehra Chief Financial Officer

Date: 9/30/13